Share-Based Payment (Details 1) - 12 months ended Dec. 31, 2019 - Share-based payment arrangements [member] $ / shares in Units, $ in Thousands		USD ($) $ / shares shares	₪ / shares
December 8, 2015 [Member]
Statement Line Items [Line Items]
Issuance Date		December 8, 2015
Share-based grantee		Employees and Consultant
Options outstanding		292,250
Exercise Price | $ / shares	[1]	$ 6.70
Exercisable		292,250
Exercisable Through		December 8, 2025
Total Fair Value | $		$ 1,053
December 8, 2015 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise Price | ₪ / shares			₪ 25.99
December 8, 2015 [Member]
Statement Line Items [Line Items]
Issuance Date		December 8, 2015
Share-based grantee		Employees and Consultant
Options outstanding		270,000
Exercise Price | $ / shares	[1]	$ 8.04
Exercisable		270,000
Exercisable Through		December 8, 2025
Total Fair Value | $		$ 1,247
December 8, 2015 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise Price | ₪ / shares			31.19
April 1, 2017 [Member]
Statement Line Items [Line Items]
Issuance Date		April 1, 2017
Share-based grantee		Chief Executive Officer and Director
Options outstanding		566,262
Exercise Price | $ / shares	[1]	$ 5.47
Exercisable		566,262
Exercisable Through		April 1, 2025
Total Fair Value | $		$ 1,100
April 1, 2017 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise Price | ₪ / shares			19.97
December 3, 2017 [Member]
Statement Line Items [Line Items]
Issuance Date		December 3, 2017
Share-based grantee		Director
Options outstanding		27,500
Exercise Price | $ / shares	[1]	$ 6.12
Exercisable		9,167
Exercisable Through		December 3, 2027
Total Fair Value | $		$ 54
December 3, 2017 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise Price | ₪ / shares			21.37
November 12, 2018 [Member]
Statement Line Items [Line Items]
Issuance Date		November 12, 2018
Share-based grantee		Directors
Options outstanding		110,000
Exercise Price | $ / shares	[1]	$ 6.36
Exercisable
Exercisable Through		November 12, 2026
Total Fair Value | $		$ 298
November 12, 2018 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise Price | ₪ / shares			23.39
November 12, 2018 [Member]
Statement Line Items [Line Items]
Issuance Date		November 12, 2018
Share-based grantee		Employees and officers
Options outstanding		672,600
Exercisable
Exercisable Through		November 12, 2026
Total Fair Value | $		$ 2,299
November 12, 2018 [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price | $ / shares	[1]	$ 6.59
November 12, 2018 [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price | $ / shares	[1]	$ 6.36
November 12, 2018 [Member] | NIS [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price | ₪ / shares			24.22
November 12, 2018 [Member] | NIS [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price | ₪ / shares			23.39
October 1, 2019 [Member]
Statement Line Items [Line Items]
Issuance Date		October 1, 2019
Share-based grantee		Chief Financial and Operating Officer
Options outstanding		50,000
Exercise Price | $ / shares	[1]	$ 5.48
Exercisable
Exercisable Through		October 1, 2027
Total Fair Value | $		$ 100
October 1, 2019 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise Price | ₪ / shares			₪ 19.08

[1]	As of grant date.